Earnings per share	12 Months Ended
Mar. 31, 2018
Basic and diluted earnings per share [abstract]
Earnings per share
16. Earnings per share

The calculation of basic and diluted earnings per share for the years ended March 31, 2018, 2017 and 2016 was based on the profit attributable to equity shareholders of Rs.9,806, Rs.12,039 and Rs.20,013, respectively.

The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2018		2017		2016
Issued equity shares as at April 1		165,741,713		170,607,653		170,381,174
Effect of shares issued on exercise of stock options		103,695		126,277		166,469
Effect of buyback of equity shares		-		(4,084,987)		-
Weighted average number of equity shares at March 31		165,845,408		166,648,943		170,547,643
Earnings per share – Basic	Rs.	59.13	Rs.	72.24	Rs.	117.34

The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2018		2017		2016
Weighted average number of equity shares (Basic)		165,845,408		166,648,943		170,547,643
Dilutive effect of stock options outstanding		340,144		348,733		525,137
Weighted average number of equity shares (Diluted)		166,185,552		166,997,675		171,072,780
Earnings per share – Diluted	Rs.	59.00	Rs.	72.09	Rs.	116.98